Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions
13.  Related Party Transactions

On August 1, 2010, the Company entered into an agreement with John Kang, a former Chief Executive Officer and Chairman of the Company, to provide consulting services.  The Company terminated this agreement as of July 31, 2011.  The Company incurred $68 for his services during the quarter ended March 31, 2011.

On October 14, 2010, the Company signed an agreement with Innovative Materials Group, LLC ("IMG"), a California limited liability company, which is majority owned by Mr. Kang.  Under the agreement, the Company received a deposit of $520 from IMG to purchase on behalf of IMG, machinery and equipment located in China.  The transaction was based on the potential negotiation and completion of a non-exclusive license agreement with IMG under which the machinery and equipment would be transferred to IMG either directly or through the transfer of ownership of the Company's Chinese subsidiary, Advanced Metals Materials ("AMM"), that owns the equipment.

On August 5, 2011, the Company signed a Stock Purchase Agreement (the "Stock Purchase Agreement") with IMG to sell all of the stock of AMM for $720 (the "Purchase Price") where IMG will apply to the payment of the Purchase Price the $520 deposit previously paid to the Company and the $200 balance of the Purchase Price will be paid in the form of a Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum.   The $200 notes receivable is included in Related Party Notes Receivable in the Company's consolidated balance sheet at March 31, 2012 and December 31, 2011.  Interest shall accrue and be paid at maturity along with the principal balance.

In conjunction with the Stock Purchase Agreement, the Company also entered into a License Agreement (the "License Agreement") with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company's existing first generation, die cast machines, as defined by the License Agreement (the "Licensed Products").  The license agreement grants a non-exclusive license to certain product categories listed in the License Agreement, as well as an exclusive license to specific types of consumer eyewear products.  The License Agreement obligates IMG to pay the Company a running royalty based on its sales of Licensed Products, and the license will expire on August 5, 2021.  The Company recognized $12 in royalty revenues from IMG during the quarter ended March 31, 2012.

On December 20, 2011, Rockwall Holdings, Inc., a company controlled by Mr. Kang, entered into a transaction as one of the primary investors in Liquidmetal Coatings, LLC ("LMC"), our former subsidiary (see Note 3).

During the quarter ended March 31, 2012, the Company incurred $2 in legal fees to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company's Korean subsidiary's involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008.  There were no such expenses for the quarter ended March 31, 2011.

In October 2009, Thomas Steipp, the Company's President and Chief Executive Officer, Ricardo Salas, the Company's Vice President and Director, Tony Chung, the Company's Chief Financial Officer, and Mr. Kang acquired a total of 100,000 shares of the Company's Series A-1 Preferred Stock and warrants to purchase 2,500,000 shares of the Company's common stock for an aggregate cash price of $495.  The Series A-1 Preferred Stock is convertible into the Company's common stock at a conversion price of $0.10 per common share.  Furthermore, the warrants can be exercised for shares of the Company's common stock at an exercise price of $0.49 per share and will expire on July 31, 2015. In April 2011, Mr. Steipp converted his 20,000 shares of Series A-1 Preferred Stock into a total of 1,130,688 shares of the Company's common stock, including dividends received in the form of common stock.  In July 2011, Mr. Salas and Mr. Kang converted 50,000 and 19,000 respective shares of Series A-1 Preferred Stock into a total of 2,826,720 and 1,074,154 shares of the Company's common stock, including dividends received in the form of common stock.  On February 1, 2012, Mr. Chung converted his 10,000 shares of Series A-1 Preferred Stock into a total of 565,344 shares of the Company's common stock, including dividends received in the form of common stock.

In May 2009, the Company completed a transaction in which (i) the holders of the Company's 8% Convertible Subordinated Notes exchanged such notes for a combination of new 8% Senior Secured Convertible Notes and shares of a new series of convertible preferred stock designated as "Series A-2 Preferred Stock," together with warrants thereon, and (ii) certain investors purchased, for an aggregate purchase price of $2,500, shares of a new series of convertible preferred stock designated as "Series A-1 Preferred Stock" (See Note 9).   The lead investors in this transaction were Carlyle Liquid, LLC and Carlyle Liquid Holdings, LLC (the "Carlyle Entities"), which were organized by Abdi Mahamedi, the Company's Chairman.  Mr. Mahamedi became a greater-than-5% beneficial owner of the Company by reason of the May 2009 transaction and remained as such as of March 31, 2012.

The Company has an exclusive license agreement with LLPG, Inc. ("LLPG"), a corporation owned principally by Jack Chitayat, former director of the Company who ceased to be director in 2005.  Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021.  There were no revenues recognized from product sales and licensing fees from LLPG during the three months ended March 31, 2012 and 2011.  There are no outstanding trade receivables due from LLPG as of March 31, 2012 and December 31, 2011.  As of March 31, 2012, Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On December 31, 2011, the Company accrued $27 of pro-rated fees for Robert Biehl's services as a Director and Audit Committee Chairman prior to his resignation on August 3, 2011 and also accrued $18 of fees earned by Mr. Biehl in connection with leadership consulting services performed for our executive management during 2011.  The balances are outstanding as of March 31, 2012.

On January 17, 2012, February 27, 2012 and March 28, 2012, the Company issued an 8% unsecured, bridge promissory note to Visser, the Company's contract manufacturer, due upon demand in the amount of $200, $200 and $350, respectively.

19. Related Party Transactions

On August 1, 2010, the Company entered into an agreement with John Kang, the Company's former Chairman, to provide consulting services.  The Company terminated this agreement as of July 31, 2011.  The Company incurred $210 and $102 for his services during the years ended December 31, 2011 and 2010, respectively.

On October 14, 2010, the Company signed an agreement with Innovative Materials Group, LLC ("IMG"), a California limited liability company, which is majority owned by Mr. Kang.  Under the agreement, the Company received a deposit of $520 from IMG to purchase on behalf of IMG, machinery and equipment located in China.  The transaction was based on the potential negotiation and completion of a non-exclusive license agreement with IMG under which the machinery and equipment would be transferred to IMG either directly or through the transfer of ownership of the Company's Chinese subsidiary, Advanced Metals Materials ("AMM"), that owns the equipment (See Note 1).  On August 5, 2011, the Company signed a Stock Purchase Agreement (the "Stock Purchase Agreement") with IMG to sell all of the stock of AMM for $720 (the "Purchase Price") where IMG will apply to the payment of the Purchase Price the $520 deposit previously paid to the Company and the $200 balance of the Purchase Price will be paid in the form of a Promissory Note due August 5, 2012, bearing an interest rate of 8% per annum.   The $200 notes receivable is included in notes receivable in the Company's consolidated balance sheet at December 31, 2011.  Interest shall accrue and be paid at maturity along with the principal balance.

In conjunction with the Stock Purchase Agreement, the Company also entered into a License Agreement (the "License Agreement") with IMG to license certain patents and technical information for the limited purpose of manufacturing certain licensed products with the Company's existing first generation, die cast machines, as defined by the License Agreement (the "Licensed Products").  The license agreement grants a non-exclusive license to certain product categories listed in the License Agreement, as well as an exclusive license to specific types of consumer eyewear products.  The License Agreement obligates IMG to pay the Company a running royalty based on its sales of Licensed Products, and the license will expire on August 5, 2021.  The Company recognized $19 in royalty revenues from IMG during the year ended December 31, 2011.

On December 20, 2011, Rockwall Holdings, Inc., a company controlled by Mr. Kang, entered into a transaction as one of the primary investors in Liquidmetal Coatings, LLC ("LMC"), our former subsidiary (see Note 4).  As of December 31, 2011, Mr. Kang beneficially owned 5.0% of the Company's common stock.

During the year ended December 31, 2011, the Company incurred $154 in legal fees to defend Mr. Kang, as the former Representative Director of our Korean subsidiary, against allegations relating to the Company's Korean subsidiary's involvement in customs reporting violations in South Korea that allegedly occurred in 2007 and 2008.  There were no such expenses for year ended December 31, 2010.

In October 2009, Thomas Steipp, the Company's President and Chief Executive Officer, Ricardo Salas, the Company's Vice President and Director, Tony Chung, the Company's Chief Financial Officer, and Mr. Kang acquired a total of 100,000 shares of the Company's Series A-1 Preferred Stock and warrants to purchase 2,500,000 shares of the Company's common stock for an aggregate cash price of $495.  The Series A-1 Preferred Stock is convertible into the Company's common stock at a conversion price of $0.10 per common share.  Furthermore, the warrants can be exercised for shares of the Company's common stock at an exercise price of $0.49 per share and will expire on July 31, 2015. In April 2011, Mr. Steipp converted his 20,000 shares of Series A-1 Preferred Stock into a total of 1,130,688 shares of the Company's common stock, including dividends received in the form of common stock.  In July 2011, Mr. Salas and Mr. Kang converted 50,000 and 19,000 respective shares of Series A-1 Preferred Stock into a total of 2,826,720 and 1,074,154 shares of the Company's common stock, including dividends received in the form of common stock.  As of December 31 2011, Mr. Steipp and Salas are greater-than-5% beneficial owners of the Company.

In May 2009, the Company completed a transaction in which (i) the holders of the Company's 8% Convertible Subordinated Notes exchanged such notes for a combination of new 8% Senior Secured Convertible Notes and shares of a new series of convertible preferred stock designated as "Series A-2 Preferred Stock," together with warrants thereon, and (ii) certain investors purchased, for an aggregate purchase price of $2,500, shares of a new series of convertible preferred stock designated as "Series A-1 Preferred Stock" (See Note 12).   The lead investors in this transaction were Carlyle Liquid, LLC and Carlyle Liquid Holdings, LLC (the "Carlyle Entities"), which were organized by Abdi Mahamedi, the Company's Chairman.  Mr. Mahamedi became a greater-than-5% beneficial owner of the Company by reason of the May 2009 transaction and remained as such as of December 31, 2011.

As of December 31, 2011, James Kang, the brother of John Kang and Soo Buchanan, the sister of John Kang and wife of the Company's Vice President of Investor Relations, are greater-than-5% beneficial owner of the Company.

The Company has an exclusive license agreement with LLPG, Inc. ("LLPG"), a corporation owned principally by Jack Chitayat, former director of the Company who ceased to be director in 2005.  Under the terms of the agreement, LLPG has the right to commercialize Liquidmetal alloys, particularly precious-metal based compositions, in jewelry and high-end luxury product markets.  The Company, in turn, will receive royalty payments over the life of the contract on all Liquidmetal products produced and sold by LLPG.    The exclusive license agreement with LLPG expires on December 31, 2021.  There were no revenues recognized from product sales and licensing fees from LLPG during the years ended December 31, 2011 and 2010.  There are no outstanding trade receivables due from LLPG as of December 31, 2011 and 2010.  As of December 31, 2011, Mr. Chitayat is a greater-than-5% beneficial owner of the Company.

On July 1, 2009, the Company entered into an agreement with Mr. Chitayat to provide consulting services to the Company for a period of one year (the "Consulting Agreement").  The Company granted to Mr. Chitayat an option to purchase 750,000 shares of common stock for services performed under the Consulting Agreement.  The stock option, which vested ratably on a monthly basis during the term of the Consulting Agreement, has an exercise price of $0.50 per share and will expire on July 15, 2015.

On August 6, 2010, the Company paid $360 to LLPG as a fee related to a modification of its existing exclusive license agreement in connection with the Apple licensing agreement.